S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 28, 2026 USD ($) $ / shares shares
Cantor EP Holdings V, LLC [Member] | Class B ordinary shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,500,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.009
Cantor EP Holdings V, LLC [Member] | Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	300,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Cantor EP Holdings V, LLC [Member] | Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
Cantor EP Holdings V, LLC [Member] | Office space, administrative and shared personnel support services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	10,000
Cantor EP Holdings V, LLC [Member] | working capital loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
Cantor EP Holdings V, LLC [Member] | Class A ordinary shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Underwriters’ over allotment-option [Member] | Class B ordinary shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,875,000
Cantor Fitzgerald & Co. [Member] | Underwriting fee [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,000,000
Cantor Fitzgerald & Co. [Member] | Business combination marketing fee [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	3,500,000
Cantor Fitzgerald & Co. [Member] | Underwriters’ over allotment-option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	4,325,000
Independent directors [Member] | Director services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 50,000